(Profit) Losses on derecognition of financial assets not measured at fair value through profit or loss, net (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gain Loss Arising From Derecognition Of Financial Assets [Abstract]
(Loss) Income from sale of government securities	$ 217,979	$ (237,182)	$ (6,788,453)
(Loss) Income from sale of private securities	71,969	(1,044)	(3,084)
TOTAL	$ 289,948	$ (238,226)	$ (6,791,537)